UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Christopher J. McClellan
Title:   Chairman
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Christopher J. McClellan  San Francisco, CA 08/02/05


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      53
Form 13F Information Table Value Total:       $178,342


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

American Express Co            COM              025816109     6343   119155 SH       DEFINED                117160        0     1995
American Intl Group Inc        COM              026874107     7009   120635 SH       DEFINED                118034        0     2601
Amgen Inc                      COM              031162100     3073    50835 SH       DEFINED                 49170        0     1665
Authentidate Holding Corp      COM              052666104       27    10000 SH       DEFINED                     0        0    10000
Automatic Data Processing Inc  COM              053015103     6512   155147 SH       DEFINED                151377        0     3770
Avery Dennison Corp            COM              053611109     5311   100282 SH       DEFINED                 96992        0     3290
BP P.L.C. Spons ADR            COM              055622104     1525    24453 SH       DEFINED                 23453        0     1000
Bristol-Myers Squibb Co        COM              110122108      335    13391 SH       SOLE                    13391        0        0
Capital One Finl Corp          COM              14040H105     3550    44370 SH       DEFINED                 43385        0      985
Carnival Corp                  COM              143658300     7310   134001 SH       DEFINED                131441        0     2560
Chevron Corp New               COM              166764100      529     9462 SH       DEFINED                  7316        0     2146
Citigroup Inc                  COM              172967101      227     4921 SH       SOLE                     4921        0        0
Devon Energy Corp              COM              25179M103     5852   115478 SH       DEFINED                112422        0     3056
Disney Walt Co.                COM              254687106      210     8353 SH       SOLE                     8353        0        0
EMC Corporation                COM              268648102     3009   219443 SH       DEFINED                209708        0     9735
Electronic Arts                COM              285512109     3148    55610 SH       DEFINED                 54735        0      875
Exxon Mobil Corp               COM              30231G102     2406    41862 SH       DEFINED                 38662        0     3200
Fannie Mae                     COM              313586109     4777    81790 SH       DEFINED                 80120        0     1670
First Data Corp                COM              319963104      461    11479 SH       DEFINED                 11260        0      219
Gannett Company Inc            COM              364730101      743    10450 SH       SOLE                    10450        0        0
General Electric Co            COM              369604103     8729   251910 SH       DEFINED                249810        0     2100
Gillette Company               COM              375766102     1185    23400 SH       DEFINED                 22300        0     1100
Hewlett-Packard Co             COM              428236103     5204   221356 SH       DEFINED                215261        0     6095
Intl Business Machines         COM              459200101     5031    67805 SH       DEFINED                 65455        0     2350
JPMorgan Chase & Co            COM              46625H100     5452   154366 SH       DEFINED                150681        0     3685
Johnson & Johnson              COM              478160104     6210    95535 SH       DEFINED                 93760        0     1775
Kinder Morgan Energy Partners  COM              494550106      204     4000 SH       DEFINED                     0        0     4000
Marsh & McLennan Cos Inc       COM              571748102      316    11400 SH       SOLE                    11400        0        0
Marriott Intl. Inc. CL A       COM              571903202      273     4000 SH       SOLE                     4000        0        0
Medtronic Inc                  COM              585055106     2952    56999 SH       DEFINED                 56074        0      925
Microsoft Corp                 COM              594918104     4151   167126 SH       DEFINED                163731        0     3395
Motorola Inc                   COM              620076109     3925   214945 SH       DEFINED                209395        0     5550
Nordstrom Inc                  COM              655664100    11482   168924 SH       DEFINED                165419        0     3505
Omnicom Group                  COM              681919106     6769    84762 SH       DEFINED                 82677        0     2085
Pall Corp                      COM              696429307     5932   195387 SH       DEFINED                191172        0     4215
Pepsico Inc                    COM              713448108     6940   128693 SH       DEFINED                126018        0     2675
Pfizer Inc                     COM              717081103     3969   143914 SH       DEFINED                139679        0     4235
Pitney-Bowes, Inc              COM              724479100      862    19800 SH       SOLE                    19800        0        0
Procter & Gamble Company       COM              742718109     2779    52690 SH       DEFINED                 51690        0     1000
Qualcomm Inc.                  COM              747525103      543    16460 SH       SOLE                    16460        0        0
Raytheon Co New                COM              755111507      224     5725 SH       SOLE                     5725        0        0
Royal Dutch Petroleum Co          Par Value 1.25780257804      692    10666 SH       SOLE                    10666        0        0
Sara Lee Corp                  COM              803111103      565    28512 SH       SOLE                    28512        0        0
Schlumberger Limited           COM              806857108     6924    91177 SH       DEFINED                 89262        0     1915
Swift Energy Co                COM              870738101     4864   135779 SH       DEFINED                130504        0     5275
Teva Pharmaceutical Inds ADR   COM              881624209     2610    83815 SH       DEFINED                 81855        0     1960
Time Warner Inc                COM              887317105      610    36495 SH       SOLE                    36495        0        0
Vodafone Group Sponsored ADR   COM              92857W100     3134   128856 SH       DEFINED                126951        0     1905
Wal Mart Stores Inc            COM              931142103     5603   116236 SH       DEFINED                115111        0     1125
Walgreen Co.                   COM              931422109     6662   144868 SH       DEFINED                144368        0      500
Wells Fargo & Co               COM              949746101      209     3398 SH       SOLE                     3398        0        0
Wyeth Corp                     COM              983024100      676    15188 SH       SOLE                    15188        0        0
Zimmer Holdings Inc            COM              98956P102      304     3995 SH       SOLE                     3995        0        0